CONVERTIBLE PROMISSORY DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

	December 30, 2022	December 31, 2021

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 1”)	$457,380	$457,380
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 2”)	60,500	60,500
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares (“Note 3”).	182,936	182,936
March 23, 2022 ($220,000) – 0% interest per annum outstanding principal and interest due March 23, 2023 (“Note 4”)	220,000	-
April 28, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due April 28, 2023 (“Note 5”)	110,000	-
May 10, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due May 10, 2023 (“Note 6”)	110,000	-
June 1, 2022 ($55,000) – 0% interest per annum outstanding principal and interest due June 1, 2023 (“Note 7”)	55,000	-
June 22, 2022 ($82,500) – 0% interest per annum outstanding principal and interest due June 22, 2023 (“Note 8”)	82,500	-
July 2022 ($341,000) – 0% interest per annum outstanding principal and interest due various dates July 2023 (“Note 9”)	341,000	-
August 31, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due August 31, 2023 (“Note 10”)	110,000	-
September 9, 2022 ($82,500) – 0% interest per annum outstanding principal and interest due September 9, 2023 (“Note 11”)	82,500	-
September 20, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due September 20, 2023 (“Note 12”)	110,000	-
October 20, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due October 20, 2023 (“Note 13”)	110,000	-
November 9, 2022 ($82,500) – 0% interest per annum outstanding principal and interest due November 9, 2023 (“Note 14”)	82,500	-
November 14, 2022 ($55,000) – 0% interest per annum outstanding principal and interest due November 14, 2023 (“Note 15”)	55,000	-
December 22, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due September 9, 2023 (“Note 16”)	110,000	-

Total convertible notes payable	2,279,316	700,816
Original issue discount	(74,502)	(53,614)
Beneficial conversion feature	(175,275)	-
Debt discount	(392,883)	-

Total convertible notes payable	$1,636,656	$647,202

SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES	Principal payments on convertible promissory debentures are due as follows:
Year ending December 31,
2024	$2,279,316
$2,279,316

SCHEDULE OF CHANGES IN CONVERTIBLE NOTES

Changes in convertible notes were as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Note 9	Note 10	Note 11	Note 12	Note 13	Note 14	Note 15	Note 16	Other	Totals
Convertible notes payable as of January 1, 2021	$385,000	$50,000	$181,500	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$616,500
Extension of convertible note payable	72,380	10,500	18,150	-	-	-	-	-	-	-	-	-	-	-	-	-	-	101,030
Exchange of convertible note payable for common stock	-	-	(16,714)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(16,714)
Convertible notes payable, net, as of December 31, 2021	457,380	60,500	182,936	-	-	-	-	-	-	-	-	-	-	-	-	-	-	700,816

Convertible notes payable issued in 2022	-	-	-	220,000	110,000	110,000	55,000	82,500	341,000	110,000	82,500	110,000	110,000	82,500	55,000	110,000	-	1,578,500
Convertible notes payable as of December 31, 2022	$457,380	$60,500	$182,936	$220,000	$110,000	$110,000	$55,000	$82,500	$341,000	$110,000	$82,500	$110,000	$110,000	$82,500	$55,000	$110,000	$-	$2,279,316

SCHEDULE OF CHANGES IN NOTE DISCOUNTS

Changes in note discounts were as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Note 9	Note 10	Note 11	Note 12	Note 13	Note 14	Note 15	Note 16	Other	Totals
Note discounts as of January 1, 2020	$73,418	$5,830	$18,584	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$97,832
Note discounts in conjunction with extension of convertible note	41,580	5,500	18,150	-	-	-	-	-	-	-	-	-	-	-	-	-	-	65,230
2021 accretion of note discounts	(80,822)	(6,809)	(21,817)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(109,448)
Note discounts as of December 31, 2021	34,176	4,521	14,917	-	-	-	-	-	-	-	-	-	-	-	-	-	-	53,614

Note discounts issued in conjunction with debt	-	-	-	113,418	44,786	44,787	22,794	34,861	140,289	64,104	82,500	110,000	110,000	82,500	55,000	110,000	-	1,015,039
2022 accretion of note discounts	(34,176)	(4,521)	(14,917)	(87,938)	(30,308)	(28,836)	(13,301)	(18,336)	(70,720)	(32,316)	(39,994)	(49,874)	(23,671)	(12,822)	(7,726)	(6,537)	50,000	(425,993)
Note discounts as of December 31, 2022	$-	$-	$-	$25,480	$14,478	$15,951	$9,493	$16,525	$69,569	$31,788	$42,506	$60,126	$86,329	$69,678	$47,274	$103,463	$50,000	$592,660

Convertible notes payable, net, as of December 31, 2021	$423,204	$55,979	$168,019	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$647,202
Convertible notes payable, net, as of December 31, 2022	$457,380	$60,500	$182,936	$194,520	$95,522	$94,049	$45,507	$65,975	$271,431	$78,212	$39,994	$49,874	$23,671	$12,822	$7,726	$6,537	$(50,000)	$1,636,656

2021 Effective interest rate	11%	11%	12%	-%	-%	-%	-%	-%	-%	-%	-%	-%	-%	-%	-%	-%	-%	-%
2022 Effective interest rate	7%	7%	8%	40%	28%	26%	24%	22%	21%	29%	48%	45%	22%	16%	14%	6%	-%	19%

Current Noteholders